Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,327,969
Proposed Maximum Offering Price per Unit	0.2825
Maximum Aggregate Offering Price	$ 3,200,151.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 441.94
Offering Note	The "Amount Registered" consists of a maximum of 11,327,969 shares of the Registrant's common stock (the "Common Stock") to be sold by the selling stockholders. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock in connection with any stock dividend, stock split, recapitalization or other similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, and is calculated based on $0.2825 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Capital Market on August 5, 2026, which is a date within five business days prior to the date of filing the Registration Statement.